SUPPLEMENT DATED MAY 1, 2026
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

	               VARIABLE SEPARATE ACCOUNT
                Polaris Preferred Solution Variable Annuity
                 WM Diversified Strategies Variable Annuity
                WM Diversified Strategies III Variable Annuity

                      VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Elite Variable Annuity
               Seasons Preferred Solution Variable Annuity
                     Seasons Select II Variable Annuity
                     Seasons Triple Elite Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                       Polaris II Variable Annuity
                      Polaris Choice Variable Annuity
                    Polaris Choice III Variable Annuity
               WM Diversified Strategies III Variable Annuity

                      FS VARIABLE ANNUITY ACCOUNT FIVE
                       Seasons Elite Variable Annuity
                     Seasons Select II Variable Annuity
                    Seasons Triple Elite Variable Annuity
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This supplement updates certain information in the most recent prospectus. You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract. This supplement is not valid unless it is read in conjunction with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

                         MARKETLOCK EXTENSION PARAMETERS
                         -------------------------------

The information below is important to you if you purchased your contract between August 31, 2005, and May 1, 2009, and you elected the MarketLock living benefit or if you purchased your contract between July 10, 2026 and April 30, 2008, and you elected the MarketLock for Two living benefit. As described in the prospectus you received when you purchased the contract, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you had an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your twentieth contract anniversary. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current Living Benefit will change as a result of the second Extension.

If you do not wish to elect the second Extension, no further action is required by you. Your Living Benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As a reminder, you also have the option to cancel your MarketLock Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your Living Benefit, you will no longer receive the guarantees of the Living Benefit and you will no longer be charged the fee. For information on the MarketLock Living Benefit you elected at purchase, please see the MarketLock and MarketLock for Two section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.

As a reminder, the MAV Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the MAV Benefit Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock second Extension, the fee for the feature will be increased by 0.05% as follows:

--------------------------------------- ---------------------------------------
 Annualized Fee After First Extension    Annualized Fee After Second Extension
  (calculated as a percentage of the       (calculated as a percentage of the
        Income Base)                              Income Base)
---------------------------------------  --------------------------------------
             0.90%                                      0.95%
---------------------------------------  --------------------------------------

If you elect the MarketLock for Two second Extension, the fee for the feature will be increased by 0.05% as follows:

--------------------------------------- ---------------------------------------
Annualized Fee After First Extension     Annualized Fee After Second Extension
---------------------------------------  --------------------------------------
  0.65% prior to your 1st withdrawal       0.70% prior to your 1st withdrawal
---------------------------------------  --------------------------------------
   1.05% after your 1st withdrawal           1.10% after your 1st withdrawal
---------------------------------------   -------------------------------------

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you.



          Please keep this Supplement with your Prospectus